Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Summary of Significant Accounting Policies

Note 2—Summary of Significant Accounting Policies

Basis of Preparation

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), and as adopted by the European Union (the “EU”).

The accounting policies applied when preparing the consolidated financial statements are described in detail below and are applied for all entities. Significant accounting judgements and sources of estimation uncertainties used when exercising the accounting policies are described in Note 3 “Significant Accounting Judgements and Estimates”.

These consolidated financial statements have been prepared under the historical cost convention, apart from certain financial instruments that are measured at fair value at initial recognition.

Changes in Accounting Policies and Disclosures

Several amendments to and interpretations of IFRS applied for the first time in 2022, which has not had an impact on the accounting policies applied by the Company. Thus, the accounting policies applied when preparing these consolidated financial statements have been applied consistently to all the periods presented.

Presentation of Distributable Equity Reserves

For the financial year ended December 31, 2020, and 2021, the “Share-based Payment Reserve” amounted to €133.1 million and €199.9 million, respectively, and was presented as a separate reserve within “Distributable Equity” in the consolidated statements of changes in equity, comprising accumulated corresponding entries to the share-based payment expense recognized in the consolidated statement of profit or loss, arising from warrant programs and RSU programs. For the financial year ended December 31, 2022, the “Share-based Payment Reserve” is presented as part of accumulated deficit.

For the financial year ended December 31, 2021, the “Treasury Shares Reserve” amounted to €21.6 million, and was presented as a separate reserve within “Distributable Equity” in the consolidated statements of changes in equity, comprising total costs of treasury shares acquired. For the financial year ended December 31, 2022, the “Treasury Shares Reserve” represents only the nominal amount of treasury shares acquired, whereas the treasury shares premium is presented as part of accumulated deficit. At December 31, 2021, nominal amount of treasury shares amounted to €0.02 million.

We have decided to change the presentation to simplify and rationalize disclosure in the consolidated financial statements. Comparative figures in the consolidated statements of changes in equity have been reclassified to reflect the change in presentations. The change in presentations had no other impact on the consolidated financial statements.

Going Concern

The Company’s Board of Directors has at the time of approving the consolidated financial statements, a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, the Company continues to adopt the going concern basis of accounting in preparing the consolidated financial statements.

Basis of Consolidation

The consolidated financial statements include the parent company, Ascendis Pharma A/S, and all enterprises over which the parent company has control. Control of an enterprise exists when the Company has exposure, or rights to, variable returns from its involvement with the enterprise and has the ability to control those returns through its power over the enterprise. Accordingly, the consolidated financial statements include Ascendis Pharma A/S and the subsidiaries listed in Note 19, “Investment in Group Enterprises”.

Consolidation Principles

Subsidiaries, which are enterprises the Company controls at the reporting date, are fully consolidated from the date upon which control is transferred to the Company. They are deconsolidated from the date control ceases.

Control over an enterprise is reassessed if facts and circumstances indicate that there are changes to one or more of the three elements of control, respectively:

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the contractual arrangement(s) with the other vote holders of the enterprise;
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the Company’s voting rights and potential voting rights; and
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rights arising from other contractual arrangements.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between group enterprises are eliminated in full on consolidation.

Subsidiaries apply accounting policies in line with the Company’s accounting policies. When necessary, adjustments are made to bring the entities’ accounting policies in line with those of the Company.

Investment in Associates

An associate is an entity over which the Company has significant influence over financial and operational decisions but without having control or joint control. The Company’s associate is accounted for using the equity method and is initially recognized at cost. Thereafter, the carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate since the acquisition or establishment date.

The consolidated statements of profit or loss include the Company’s share of result after tax of the associate after any adjustments made to bring the associates accounting policies in line with those of the Company. Transactions between the associate and the Company are eliminated proportionally according to the Company’s interest in the associate. Unrealized gains and losses resulting from transactions between the Company and its associate is eliminated to the extent of the Company’s interest in the associate.

On each reporting date, the Company determines whether there are indications that the investment is impaired. If there is such evidence, the amount of impairment is calculated as the difference between the recoverable amount of the associate and its carrying amount. Any impairment loss is recognized in the consolidated statements of profit or loss.

Foreign Currency

Functional and Presentation Currency

Items included in the consolidated financial statements are measured using the functional currency of each group entity. Functional currency is the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in Euros (“EUR”), which is also the functional currency of the parent company.

Translation of Transactions and Balances

On initial recognition, transactions in currencies other than the individual entity’s functional currency are translated applying the exchange rate in effect at the date of the transaction. Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the reporting date are translated using the exchange rate in effect at the reporting date. Monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined.

Exchange rate differences that arise between the rate at the transaction date and the rate in effect at the payment date, or the rate at the reporting date, are recognized in profit or loss as finance income or finance expenses. Property, plant and equipment, intangible assets and other non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as of the dates of the initial transactions.

Currency Translation of Group Enterprises

When subsidiaries or the associate present their financial statements in a functional currency other than EUR, their statements of profit or loss are translated at average exchange rates. Balance sheet items are translated using the exchange rates at the reporting date. Exchange rate differences arising from translation of foreign entities’ balance sheet items at the beginning of the year to the reporting date exchange rates as well as from translation of statements of profit or loss from average rates to the exchange rates at the reporting date are recognized in other comprehensive income. Similarly, exchange rate differences arising from changes that have been made directly in a foreign subsidiary’s equity are recognized in other comprehensive income.

Revenue

Revenue from Commercial Sale of Products

Revenue is recognized when the customer has obtained control of the goods and it is probable that the Company will collect the consideration to which it is entitled for transferring the goods. Control is transferred upon delivery.

Revenue is measured at the contractual sales price, reflecting the consideration received or receivable from customers, net of value added taxes, and provisions for a variety of sales deductions such as prompt pay discounts, shelf stock adjustments and applicable sales rebates attributable to various commercial arrangements, managed healthcare organizations, and government programs such as Medicaid and the 340B Drug Pricing Program (chargebacks), and co-pay arrangements. In addition, goods are principally sold on a “sale-or-return” basis, where customers may return products in line with the Company’s return policy. Sales deductions and product returns are considered variable consideration and are estimated at the time of sale using the expected value method. The amount of variable consideration that is included in the transaction price may be constrained and is included in the net contractual price only to the extent that it is probable that a significant reversal will not occur.

Unsettled sales rebates and product returns are recognized as provisions when timing or amount is uncertain. Payable amounts that are absolute are recognized as other liabilities. Sales discounts and rebates that are payable to customers are offset in trade receivables.

Other Revenue

Other revenue relates to collaboration and license agreements. In addition, other revenue is generated from feasibility studies for potential partners to evaluate if TransCon technologies enable certain advantages for their product candidates of interest. Such feasibility studies are often structured as short-term agreements with fixed fees for the work that the Company performs.

When contracts with customers are entered into, the goods and/or services promised in the contract are assessed to identify distinct performance obligations. A promise in the agreement is considered a distinct performance obligation if both of the following criteria are met:

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the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct); and
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the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

Under collaboration, license, and other agreements that contain multiple promises to the customer, the promises are identified and accounted for as separate performance obligations, if these are distinct. If promises are not distinct, those goods or services are combined with other promised goods or services until a bundle of goods or services that is distinct is identified.

The transaction price in the contract is measured at fair value and reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The transaction price is allocated to each performance obligation according to their stand-alone selling prices and is recognized when control of the goods or services is transferred to the customer, either over time or at a point in time, depending on the specific terms and conditions in the contracts.

Research and Development Costs

Research and development costs consist primarily of manufacturing costs, preclinical and clinical study costs and costs for process optimizations and improvements performed by Clinical Research Organizations (“CROs”) and Contract Manufacturing Organizations (“CMOs”), salaries and other personnel costs including pension and share-based payment, the cost of facilities, professional fees, cost of obtaining and maintaining the Company’s intellectual property portfolio, and depreciation of non-current assets related to research and development activities.

Research costs are incurred at the early stages of the drug development cycle from the initial drug discovery and include a variety of preclinical research activities in order to assess potential drug candidates in non-human subjects, prior to filing an Investigational New Drug Application (“IND”), or equivalent. Research costs are recognized in the consolidated statement of profit or loss when incurred.

Development activities relate to activities following an IND, or equivalent, and typically involve a single product candidate undergoing a series of studies to illustrate its safety profile and effect on human beings, prior to obtaining the necessary approval from the appropriate authorities. Development activities comprise drug candidates undergoing clinical trials starting in phase I (first time drug is administrated in a small group of humans), and further into Phase II and III, which include administration of drugs in larger patient groups. Following, and depending on clinical trial results, a Biologic License Application (“BLA”) or New Drug Application (“NDA”) may be submitted to the authorities, to apply for marketing approval, which, with a positive outcome will permit the Company to market and sell the products. Long-term extension trials may be ongoing following submission of a BLA or NDA.

Development costs also include product development and pre-commercial manufacturing costs related to development product candidates, and write-downs of inventories manufactured for late-stage development product candidates prior to marketing approval being obtained (pre-launch inventories).

Due to the risk related to the development of pharmaceutical products, the Company cannot estimate the future economic benefits associated with individual development activities with sufficient certainty until the development activities have been finalized and the necessary market approval of the final product has been obtained. As a consequence, all development costs are recognized in the consolidated statement of profit or loss when incurred.

Selling, General and Administrative Expenses

Selling, general and administrative expenses comprise salaries and other personnel costs including pension and share-based payment, office supplies, cost of facilities, professional fees, and depreciation of non-current assets related to selling, general and administrative activities, including pre-commercial and commercial activities. Selling, general and administrative expenses are recognized in the consolidated statement of profit or loss when incurred.

Share-based Incentive Programs

Share-based incentive programs comprise warrant programs and Restricted Stock Unit programs (“RSU-programs”) and are classified as equity-settled share-based payment transactions.

The cost of equity-settled transactions is determined by the fair value at the date of grant. For warrant programs, the fair value of each warrant granted is determined using the Black-Scholes valuation model. For RSU-programs, the fair value of each RSU granted is equal to the closing share price on the date of grant of the underlying ADS.

The cost is recognized together with a corresponding increase in equity over the period in which the performance and/or service conditions are fulfilled (i.e., the vesting period). The fair value determined at the grant date of the equity-settled share-based payment is expensed on a straight-line basis over the vesting period for each tranche, based on the best estimate of the number of equity instruments that will ultimately vest. No expense is recognized for grants that do not ultimately vest.

Where an equity-settled grant is cancelled other than upon forfeiture when vesting conditions are not satisfied, the grant is treated as if it vested on the date of the cancellation, and any expense not yet recognized for the grant is recognized immediately.

Where the terms and conditions for an equity-settled grant is modified, the services measured at the grant date fair value over the vesting period are recognized, subject to performance and/or service conditions that was specified at the initial grant date(s). Additionally, at the date of modification, unvested grants are re-measured and any increase in the total fair value is recognized over the vesting period. If a new grant is substituted for the cancelled grant and designated as a replacement grant on the date that it is granted, the cancelled and new grants are treated as if they were a modification of the original grant.

Any social security contributions payable in connection with the grant or exercise of the warrants are recognized as expenses when incurred. The assumptions used for estimating the fair value of share-based payment transactions are disclosed in Note 7 “Share-based Payment”.

Finance Income and Expenses

Finance income and expenses comprise interest income and expenses and realized and unrealized exchange rate gains and losses on transactions denominated in foreign currencies.

Interest income and interest expenses are stated on an accrual basis using the principal and the effective interest rate. The effective interest rate is the discount rate that is used to discount expected future cash payments or receipts through the expected life of the financial asset or financial liability to the amortized cost (the carrying amount) of such asset or liability.

Income Taxes

Tax for the year, which consists of current tax for the year and changes in deferred tax, is recognized in the consolidated statement of profit or loss by the portion attributable to the profit or loss for the year and recognized directly in equity or other comprehensive income by the portion attributable to entries directly in equity and in other comprehensive income. The current tax payable or receivable is recognized in the consolidated statement of financial position, stated as tax computed on this year’s taxable income, adjusted for prepaid tax.

When computing the current tax for the year, the tax rates and tax rules enacted or substantially enacted at the reporting date are used. Current tax payable is based on taxable profit or loss for the year. Taxable profit or loss differs from net profit or loss as reported in the consolidated statements of profit or loss because it excludes items of income or expense that are taxable or deductible in prior or future years. In addition, taxable profit or loss excludes items that are never taxable or deductible.

Deferred tax is recognized according to the balance sheet liability method of all temporary differences between carrying amounts and tax-based values of assets and liabilities, apart from deferred tax on all temporary differences occurring on initial recognition of goodwill or on initial recognition of a transaction which is not a business combination, and for which the temporary difference found at the time of initial recognition neither affects profit or loss nor taxable income.

Deferred tax liabilities are recognized on all temporary differences related to investments in subsidiaries and/or associates, unless the Company is able to control when the deferred tax is realized, and it is probable that the deferred tax will not become due and payable as current tax in the foreseeable future.

Deferred tax assets, including the tax base of tax loss carry forwards, are recognized in the statement of financial position at their estimated realizable value, either as a set-off against deferred tax liabilities or as net tax assets for offset against future positive taxable income. Deferred tax assets are only offset against deferred tax liabilities if the entity has a legally enforceable right to offset, and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax jurisdiction. Deferred tax is calculated based on the planned use of each asset and the settlement of each liability, respectively.

Deferred tax is measured using the tax rates and tax rules in the relevant countries that, based on acts in force or acts in reality in force at the reporting date are expected to apply when the deferred tax is expected to crystallize as current tax. Changes in deferred tax resulting from changed tax rates or tax rules are recognized in the consolidated statement of profit or loss unless the deferred tax is attributable to transactions previously recognized directly in equity or other comprehensive income. In the latter case, such changes are also recognized in equity or other comprehensive income. On every reporting date, it is assessed whether sufficient taxable income is likely to arise in the future for the deferred tax asset to be utilized.

Intangible assets

Goodwill

Goodwill acquired in a business combination is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests over the net identifiable assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized but is subject to impairment testing at least on a yearly basis. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units, or group of cash-generating units, that are expected to benefit from the synergies of the combination. Each cash-generating unit or group of cash-generating units to which goodwill is allocated represent the lowest level within the Company at which the goodwill is monitored for internal management purposes.

Software

Software assets comprise administrative applications and serve general purposes to support the Company’s operations.

Development costs that are directly attributable to the design, customization, implementation, and testing of identifiable and unique software assets controlled by the Company are recognized as intangible assets from the time that; (1) the software asset is clearly defined and identifiable; (2) technological feasibility, adequate resources to complete, and an internal use of the software asset can be demonstrated; (3) the expenditure attributable to the software asset can be measured reliably; and (4) the Company has the intention to use the software asset internally. The Company does not capitalize software with no alternative use, or where economic benefit depends on marketing approvals of drug candidates and where marketing approvals have not been obtained.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when the development is complete, and the asset is available for use. Software assets are amortized over the period of expected future benefits. Amortization is recognized in research and development costs, and selling, general and administrative expenses, as appropriate. Expenditures, that do not meet the criteria above are recognized as an expense as incurred.

Property, Plant and Equipment

Property, plant and equipment primarily comprises leasehold improvements, office facilities, and process equipment and tools which are located at CMOs. Property, plant and equipment also includes right-of-use assets. Refer to the separate section “Leases”.

Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses. Cost comprises the acquisition price, costs directly attributable to the acquisition and preparation costs of the asset until the time when it is ready to be used in operation. Subsequent costs are included in the carrying amount of the asset or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the assets will flow to the Company and costs of the items can be measured reliably. All repair and maintenance costs are charged to the consolidated statement of profit or loss during the financial periods in which they are incurred.

Plant and equipment acquired for research and development activities with alternative use, which is expected to be used for more than one year, is capitalized and depreciated over the estimated useful life as research and development costs. Plant and equipment acquired for research and development activities, which has no alternative use, is recognized as research and development costs when incurred.

If the acquisition or use of the asset involves an obligation to incur costs of decommissioning or restoration of the asset, the estimated related costs are recognized as a provision and as part of the relevant asset’s cost, respectively.

The basis for depreciation is cost less estimated residual value. The residual value is the estimated amount that would be earned if selling the asset today net of selling costs, assuming that the asset is of an age and a condition that is expected after the end of its useful life. Cost of a combined asset is divided into smaller components, with such significant components depreciated individually if their useful lives vary. Depreciation commences when the asset is available for use, which is when it is in the location and condition necessary for it to be capable of operating in the manner intended.

Depreciation is calculated on a straight-line basis, based on an asset’s expected useful life, being within the following ranges:

Process plant and machinery	5 - 10 years
Other equipment	3 - 5 years
Leasehold improvements	3 - 11 years
Right-of-use assets	2 - 11 years

Depreciation methods, useful lives and residual amounts are reassessed at least annually.

Property, plant and equipment is written down to the lower of recoverable amount and carrying amount, as described in the “Impairment” section below. Depreciation and impairment losses of property, plant and equipment is recognized in the consolidated statement of profit or loss as cost of sales, research and development costs or as selling, general and administrative expenses, as appropriate.

Gains and losses on disposal of property, plant and equipment are recognized in the consolidated statement of profit or loss at its net proceeds, as either other operating income or other operating expenses, as appropriate.

Impairment

The recoverable amount of goodwill is estimated annually irrespective of any recorded indications of impairment. Property, plant and equipment and finite-lived intangible assets are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows, or cash-generating units, which for goodwill represent the lowest level within the enterprise at which the goodwill is monitored for internal management purposes. Prior impairments of non-financial assets, other than goodwill, are reviewed for possible reversal at each reporting date.

Inventories

Inventories comprise raw materials, work in progress and finished goods. Work in progress and finished goods comprise service expenses incurred at CMOs, raw materials consumed, incremental storage and transportation, other direct materials, and a proportion of manufacturing overheads based on normal operation capacity.

Inventories are measured at the lower of cost incurred in bringing it to its present location and condition, and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Work in progress and finished goods are measured under a standard cost method that takes into account normal levels of consumption, yields, labor, efficiency and capacity utilization. Production processes are complex, where actual yields and consumptions are sensitive to a wide variety of manufacturing conditions. Standard cost variances are reviewed regularly and adjusted to ensure inventories approximate actual cost of production.

If net realizable value is lower than cost, a write-down is recognized as the excess amount by which cost exceeds net realizable value, as part of cost of sales when incurred. The amount of reversal of write-down of inventories arising from an increase in net realizable value is recognized as a reduction in cost of sales in the period in which the reversal occurs.

Manufacturing of pre-launch inventories is initiated for late-stage product candidates where manufacturing costs are recognized as inventories. However, since pre-launch inventories are not realizable prior to obtaining marketing approval, pre-launch inventories are immediately written down to zero through research and development costs. If marketing approval is obtained, prior write-downs of pre-launch inventories are reversed through research and development costs.

Cost of inventories is recognized as part of cost of sales in the period in which the related revenue is recognized.

Receivables

Receivables comprise trade receivables, income tax receivables and other receivables.

Trade receivables are classified as financial assets at amortized cost, as these are held to collect contractual cash flows and thus give rise to cash flows representing solely payments of principal and interest. Trade receivables are initially recognized at their transaction price and subsequently measured at amortized cost. Income tax receivables, and other receivables related to deposits, VAT and other indirect taxes are measured at cost less impairment. Carrying amounts of receivables usually equals their nominal value less provision for impairments.

Prepayments

Prepayments comprise advance payments relating to a future financial period. Prepayments are measured at cost.

Marketable Securities

Marketable securities may comprise government bonds, treasury bills, commercial papers, and other securities traded on established markets.

At initial recognition (trade-date), contractual terms of individual securities are analyzed to determine whether these give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding ("SPPI-test"). All marketable securities held at the reporting date have passed the SPPI-test.

Marketable securities are initially recognized at fair value at trade-date, and subsequently measured at amortized cost under the effective interest method. Interest income is recognized as finance income in the consolidated statement of profit or loss. Marketable securities are subject to impairment test to accommodate expected credit loss. Gains and losses are recognized as finance income or expenses in the consolidated statement of profit or loss when the specific security or portfolio of securities is derecognized, modified or impaired.

Marketable securities, having maturity profiles of three months or less after the date of acquisition are presented as cash equivalents in the consolidated statements of financial position, where securities having maturities of more than three months after the date of acquisition are presented separately as marketable securities as current (i.e., those maturing within twelve months after the reporting date) or non-current assets, as appropriate.

Cash and Cash Equivalents

Cash and cash equivalents comprise cash and on-demand deposits with financial institutions, and highly liquid marketable securities with a maturity of three months or less after the date of acquisition (trade-date). Cash and cash equivalents are measured at amortized cost.

Allowance for Expected Credit Losses on Financial Assets

Financial assets comprise receivables (excluding receivables relating to VAT, other indirect tax and income tax), marketable securities and cash and cash equivalents. Impairment of financial assets is determined on the basis of a forward-looking Expected Credit Loss (“ECL”) Model. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows expected to be received, discounted by an approximation of the original effective interest rate.

For receivables, a simplified approach in calculating ECLs is applied. Therefore, changes in credit risks are not tracked, but instead, a loss allowance based on lifetime ECL is assessed at each reporting date. Lifetime ECLs are assessed on historical credit loss experience, adjusted for forward-looking factors specific to the counterparts and the economic environment.

For cash, cash equivalents and marketable securities, ECLs are assessed for credit losses that result from default events that are possible within the next twelve months (12-month ECL). Credit risk is continuously tracked and monitored in order to identify significant deterioration. For those credit exposures for which there have been a significant increase in credit risk since initial recognition, an allowance is recognized for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default.

Shareholders’ Equity

The share capital comprises the nominal amount of the parent company’s ordinary shares, each at a nominal value of DKK 1, or approximately €0.13. All shares are fully paid.

Share premium comprises the amounts received, attributable to shareholders’ equity, in excess of the nominal amount of the shares issued at the parent company’s capital increases, reduced by any expenses directly attributable to the capital increases. Under Danish legislation, share premium is an unrestricted reserve that is available to be distributed as dividends to a company’s shareholders. Also, under Danish legislation, the share premium reserve can be used to offset accumulated deficits.

Treasury shares reserve comprise nominal amounts of holding of own equity instruments. No gain or loss is recognized in profit or loss on the purchase, sale, transfer or cancellation of the Company’s own equity instruments. The treasury shares reserve is part of unrestricted reserves and accordingly, reduce the amount available to be distributed as dividends to the Company’s shareholders.

Foreign currency translation reserve includes exchange rate adjustments relating to the translation of the results and net assets of foreign operations from their functional currencies to the presentation currency. The accumulated reserve of a foreign operation is reclassified to the consolidated statement of profit or loss at the time the Company loses control, and thus cease to consolidate such foreign operation. The foreign currency translation reserve is an unrestricted reserve that is available to be distributed as dividends to the Company’s shareholders.

Retained earnings/(accumulated deficit) represents the accumulated profits or losses from the Company’s operations, including corresponding entries to share-based payments recognized in the consolidated statement of profit or loss, arising from warrant programs and RSU-programs. In addition, premium from acquisition and sale of treasury shares are recognized as part of this reserve. A positive reserve is available to be distributed as dividends to the Company’s shareholders.

Convertible Senior Notes and Embedded Derivative Liabilities

Convertible senior notes (“convertible notes”) are separated into a financial liability and an embedded derivative component based on the terms and conditions of the contract. The embedded derivative component is accounted for separately if it is not deemed closely related to the financial liability.

The convertible notes include an embedded equity conversion option which is not deemed closely related to the financial liability, and initially recognized and measured separately at fair value as derivative liabilities based on the stated terms upon issuance of the convertible notes. The conversion option is classified as a foreign currency conversion option and thus not convertible into a fixed number of shares for a fixed amount of cash. Accordingly, the conversion option is subsequently recognized and measured as a derivative liability at fair value through profit or loss, with any subsequent remeasurement gains or losses recognized as part of finance income or expenses.

In addition, the convertible notes include a redemption option, which entitle the Company to redeem the notes at a cash amount equal to the principal amount of the convertible notes, plus accrued and unpaid interest. The redemption option is closely related to the financial liability, and not separately accounted for. The initial carrying amount of the financial liability component including the redemption option is the residual amount of the proceeds, net of transaction costs, after separating the derivative component.

Transaction costs are apportioned between the financial liability and derivative component based on the allocation of proceeds when the instrument is initially recognized. Transaction costs apportioned to the financial liability component form part of the effective interest and are amortized over the expected lifetime of the liability. Transaction costs allocated to the derivative component are expensed as incurred.

The financial liability is subsequently measured at amortized cost until it is extinguished on conversion, optional redemption or upon repayment at maturity. The financial liability is presented as part of borrowings on the statement of financial position.

Leases

Right-of-use Assets

Right-of-use assets are recognized at the lease commencement date, defined as the date the underlying asset is available for use. Right-of-use assets are measured at cost, less any accumulated depreciations and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets include the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any incentives received. In addition, right-of-use assets also include an estimate of costs to be incurred by the Company in dismantling or restoring the underlying asset to the condition if required by the terms and condition of the lease, if any.

Right-of-use assets are presented as part of property, plant and equipment, and depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

Lease Liabilities

At the lease commencement date, lease liabilities are recognized and measured at the present value of fixed lease payments and variable lease payments that depend on an index or a rate, whereas variable lease payments and payments related to non-lease components are excluded. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the consolidated statement of profit or loss when incurred.

When interest rates implicit in the lease contracts are not readily available, the present value of lease payments are calculated by applying the incremental borrowing rate of the relevant entity holding the lease. Following the commencement date, the incremental borrowing rate is not changed unless the lease term is modified, or if the lease payments are modified and this modification results from a change in floating interest rates. From the lease commencement date and over the lease term, the carrying amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in lease term, or a change in lease payments, including changes to future payments resulting from a change in an index used to determine such lease payments.

Lease liabilities are presented as part of borrowings on the statement of financial position.

Provisions

Provisions comprise unsettled sales deductions and product returns regarding sale of commercial products where amount or timing of payment is uncertain.

Provisions for sales deductions attributed to various commercial arrangements, managed healthcare organizations, and government programs such as Medicare, Medicaid and the 340B Drug Pricing Program (“chargebacks”), and co-pay arrangements are recognized when the related sales takes place and measured using the expected value method. Payable amounts for managed healthcare organizations, government programs and chargebacks are generally settled within 90-180 days from the transaction date.

Provisions for estimated product returns are measured according to contractual sales price based on expected product returns.

Trade Payables and Accrued Expenses

Trade payables and accrued expenses are measured at amortized cost.

Other Liabilities

Other liabilities comprise payables to public authorities, short-term employee benefits, and sales rebates. Other liabilities are measured at their net-realizable values.

Contract Liabilities

Contract liabilities comprise deferred income from collaboration and license agreements, where consideration received does not match the individual deliverables with respect to amount and satisfied performance obligations.

Contract liabilities are measured at the fair value of the consideration received and is recognized as revenue in the consolidated statement of profit or loss when the relevant performance obligation, to which the deferred income relates, is satisfied.

Cash Flow Statement

The cash flow statement shows cash flows from operating, investing and financing activities as well as cash and cash equivalents at the beginning and the end of the financial year.

Cash flows from operating activities are presented using the indirect method and calculated as the profit or loss adjusted for non-cash items, working capital changes as well as finance income, finance expenses and income taxes paid.

Cash flows from investing activities include payments in connection with acquisition, development, improvement and sale, etc., of property, plant and equipment, investment in associate and marketable securities.

Cash flows from financing activities comprise payments related to the capital structure of the Company, including lease liabilities, changes in the share capital and treasury shares and issuance of convertible senior notes.

The effect of exchange rate changes on cash and cash equivalents held or due in a foreign currency is presented separately from cash flows from operating, investing and financing activities. Cash flows in currencies other than the functional currency are recognized in the cash flow statement, using the average exchange rates.

Cash and cash equivalents comprise cash and on-demand deposits with financial institutions and highly liquid marketable securities with a maturity of three months or less after the date of acquisition (trade-date).

Basic Earnings per Share

Basic Earnings per Share (“EPS”) is calculated as the consolidated net income or loss from continuing operations for the period divided by the weighted average number of ordinary shares outstanding. The weighted average number of shares takes into account the weighted average number of treasury shares during the year.

Diluted Earnings per Share

Diluted EPS is calculated as the consolidated net income or loss from continuing operations for the period divided by the weighted average number of ordinary shares outstanding adjusted for the weighted average effect of changes in treasury shares during the year, and the dilutive effect of outstanding warrants and convertible notes. If the consolidated statement of profit or loss shows a net loss, no adjustment is made for the dilutive effect, as such effect would be anti-dilutive.

New International Financial Reporting Standards Not Yet Effective

The IASB has issued a number of new or amended standards, which have not yet become effective or have not yet been adopted by the EU. Therefore, these new standards have not been incorporated in these consolidated financial statements.

Amendments to IAS 1, “Classification of Liabilities as Current or Non-current”

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, “Presentation of Financial Statements”, to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

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what is meant by a right to defer settlement;
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that a right to defer must exist at the end of the reporting period;
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that classification is unaffected by the likelihood that an entity will exercise its deferral right; and
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that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

If approved by the EU, the amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively. The amendments are expected to require the convertible notes (presented as part of borrowings on the statement of financial position) and derivative liabilities, presented as non-current liabilities at December 31, 2022, to be presented as current liabilities. On December 31, 2022, the carrying amount of convertible notes and derivative liabilities were €399.2 million and €158.0 million, respectively.

The consolidated financial statements are not expected to be affected by other new or amended standards.